UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21712

CLOUGH GLOBAL EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Equity Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1 – Schedule of Investments.

Clough Global Equity Fund

Schedule of Investments

December 31, 2007 (unaudited)

	Shares	Value
COMMON STOCKS 114.10%
Agriculture 0.27%
Sadia S.A.(a)	61,000	$346,809
Smithfield Foods, Inc.(b)	27,300	789,516
		1,136,325
Consumer/Retail 3.75%
ASKUL Corp.	48,100	1,291,680
B&G Foods, Inc.	18,700	190,927
Belle International Holdings Ltd.	480,000	725,165
DSW, Inc.(b)	56,309	1,056,357
GOME Electrical Appliances Holdings Ltd.	749,100	1,902,196
Home Inns & Hotels Management, Inc.(b)	18,600	662,904
Hyundai Department Store Co. Ltd. - ADR(b)	20,570	2,615,063
Jardine Matheson Holdings Ltd.	59,818	1,656,959
Jardine Strategic Holdings Ltd.	47,580	747,006
Kraft Foods, Inc.	45,700	1,491,191
Lotte Shopping Co. Ltd.	3,100	1,367,769
Regal Hotels International Holdings Ltd.	7,040,500	577,875
Swire Pacific Ltd.	95,000	1,309,731
		15,594,823
Energy 35.29%
Alternative Energy Technologies 4.93%
China Sunergy Co. Ltd.(b)	4,000	66,080
Evergreen Solar, Inc. - ADR(b)	148,700	2,568,049
First Solar, Inc.(b)	11,700	3,125,538
JA Solar Holdings Co. Ltd. - ADR(b)	55,900	3,902,379
MEMC Electronic Materials, Inc.(b)	20,900	1,849,441
Sunpower Corp.(b)	18,553	2,419,126
Suntech Power Holdings Co. Ltd. - ADR(b)	80,300	6,610,296
		20,540,909
Coal 1.31%
CONSOL Energy, Inc.	72,200	5,163,744
Patriot Coal Corp.(b)	430	17,948
Peabody Energy Corp.	4,300	265,052
		5,446,744
Exploration & Production 12.30%
American Oil & Gas, Inc.(b)	19,614	113,761
Anadarko Petroleum Corp.	29,600	1,944,424
Apache Corp.	10,000	1,075,400
ATP Oil & Gas Corp.(b)	42,000	2,122,680
Chesapeake Energy Corp.(a)	162,300	6,362,160
ConocoPhillips	41,000	3,620,300
Devon Energy Corp.	27,000	2,400,570
Encana Corp.	21,400	1,454,344
Hess Corp.(a)	23,400	2,360,124
InterOil Corp.(b)	44,200	851,292
Nexen, Inc.	8,700	280,749
OAO Gazprom - S.A.	93,400	5,295,780
Occidental Petroleum Corp.	22,000	1,693,780
Parallel Petro Corp.(b)	40,407	712,375
PetroHawk Energy Corp.(b)(c)	30,100	521,031
PetroHawk Energy Corp.(b)	164,203	2,842,354
Petroleo Brasileiro - S.A.	58,700	6,764,588
Range Resources Corp.	47,700	2,449,872
Southwestern Energy(b)	95,100	5,298,972
Ultra Petroleum Corp.(b)	22,000	1,573,000
XTO Energy, Inc.	29,000	1,489,440
		51,226,996
Oil Services and Drillers 14.49%
Baker Hughes, Inc.	24,000	1,946,400
Diamond Offshore Drilling, Inc.	23,900	3,393,800
Exterran Holdings, Inc.(b)	18,100	1,480,580

FMC Technologies, Inc.(b)	22,000	1,247,400
Halliburton Company	184,100	6,979,231
Helix Energy Solutions Group, Inc.(b)	39,700	1,647,550
Helmerich & Payne, Inc.	28,000	1,121,960
Nabors Industries Ltd.(b)	10,000	273,900
National - Oilwell, Inc.(b)	47,000	3,452,620
Noble Corp.	70,600	3,989,606
Oneok, Inc.	40,500	1,813,185
Schlumberger Ltd.	100,200	9,856,674
Sempra Energy	40,000	2,475,200
Suncor Energy, Inc.	10,000	1,087,300
Tenaris - S.A.	26,800	1,198,764
Tidewater, Inc.	38,200	2,095,652
Transocean, Inc.(a)	79,481	11,377,705
Weatherford International Ltd.(b)	71,800	4,925,480
		60,363,007
Refiners 0.27%
Sunoco, Inc.	15,400	1,115,576

Tankers 1.99%
Frontline Limited	25,000	1,200,000
General Maritime Corp.	21,400	523,230
Nordic American Tanker Shipping	12,000	393,840
Overseas Shipholding Group, Inc.	67,000	4,986,810
Teekay Corp.	22,000	1,170,620
		8,274,500
TOTAL ENERGY		146,967,732

Finance 22.26%
Banks 17.97%
Banco Bradesco - S.A.	197,300	6,313,600
Banco Itau Holding Financeira - S.A.	197,800	5,115,108
Banco Santander Chile - S.A.	19,000	968,810
BanColombia - S.A.	2,000	68,040
Bangkok Bank PLC	437,900	1,533,982
Bank Mandiri Persero Tbk PT	6,693,000	2,494,064
Bank of Yokohama Ltd.	222,700	1,562,877
BlackRock Kelso Capital Corp.	177,200	2,707,616
BOC Hong Kong Holdings Ltd.	628,000	1,759,792
Brookline Bancorp, Inc.	139,646	1,418,803
Daewoo Securities Co. Ltd.	71,640	2,341,952
Daishin Securities Co. Ltd.(b)(d)	129,500	835,275
Hana Financial Group, Inc.	125,300	6,746,563
ICICI Bank Ltd.- S.A.	33,700	2,072,550
Indochina Capital Vietnam Holdings Ltd.(b)	300,000	2,779,500
Joyo Bank Ltd.	235,000	1,314,729
Kasikornbank PLC	541,100	1,397,527
Kookmin Bank - ADR	18,100	1,327,092
Korea Exchange Bank	130,400	2,019,978
Lion Diversified Holdings BHD	348,000	202,044
Malayan Banking BHD	383,900	1,335,002
Melco International Development	348,000	523,067
Mirae Asset Securities	7,100	1,304,631
Nomura Holdings, Inc.	79,900	1,355,328
PennantPark Investment Corp.	259,200	2,597,184
People’s United Financial, Inc.	51,400	914,920
Public Bank BHD	571,900	1,902,298
Shizuoka Bank Ltd.	191,000	2,097,811
Siam Commercial Bank PLC	1,691,000	4,342,333
Sime Darby BHD(b)	254,173	914,623
Sovereign Bancorp, Inc.	48,000	547,200
Star Asia Financial Ltd.(d)(e)	125,000	937,500
UBS AG - Registered	39,500	1,828,203
Unibanco - Uniao de Bancos Brasileiros - GDR	31,750	4,433,570
Woori Finance Holdings Co. Ltd.(b)	198,200	3,991,315
Woori Investment & Securities Co. Ltd.	29,200	821,986
		74,826,873

Non-Bank 4.29%
Apollo Investment Corp.(a)	380,526	6,487,968
Ares Capital Corp.	141,800	2,074,534
Broadridge Financial Solutions, Inc.	6,250	140,188
Daiwa Securities Group, Inc.	135,700	1,234,133
IntercontinentalExchange, Inc.(b)	10,600	2,040,500
Maiden Holdings Ltd.(d)(e)	40,100	401,000
MCG Capital Corp.	120,000	1,390,800
The Nasdaq Stock Market, Inc.(b)	14,600	722,554
Nymex Holdings, Inc.	25,200	3,366,972
		17,858,649
TOTAL FINANCE		92,685,522

Healthcare 0.89%
BioSphere Medical, Inc.(b)(c)	100,000	513,000
BioSphere Medical, Inc.(b)	121,100	621,243
ImClone Systems, Inc.(b)	14,500	623,500
Molecular Insight Pharmaceuticals, Inc.(b)	71,100	644,166
Pharmion Corp.(b)	21,000	1,320,060
		3,721,969
Industrial 3.76%
Altra Holdings, Inc.(b)	4,900	81,487
American Science & Engineering, Inc.(a)	18,812	1,067,581
Bunge Ltd.	9,100	1,059,331
Chicago Bridge & Iron Company - NY shares	43,100	2,604,964
Crown Holdings, Inc.(b)	24,900	638,685
Energy Conversion Devices, Inc.(b)	75,700	2,547,305
First Resources Ltd.(b)	493,000	424,690
Grant Prideco, Inc.(b)	37,900	2,103,829
Smurfit-Stone Container Corp.(b)	280,000	2,956,800
Spirit Aerosystems Holdings, Inc.(b)	37,000	1,276,500
Textron, Inc.	12,800	912,640
		15,673,812
Insurance 3.80%
ACE Ltd.	41,800	2,582,404
Castlepoint Holdings Ltd.	51,600	619,200
Fidelity National Financial, Inc.	263,700	3,852,657
Loews Corp.	63,500	3,196,590
Montpelier Re Holdings Ltd.	264,800	4,504,248
The Travelers Cos, Inc.	20,000	1,076,000
		15,831,099
Metals & Mining 3.56%
Anglo American PLC - ADR	33,366	1,013,325
Barrick Gold Corp.	1,900	79,895
Cameco Corp.	122,700	4,884,687
Denison Mines Corp.(b)	83,900	755,733
First Uranium Corp.(b)	39,000	373,423
Freeport-McMoRan Copper & Gold, Inc.	40,700	4,169,308
Gerdau S.A. -	47,500	1,377,975
Goldcorp, Inc.	36,200	1,228,266
Paladin Energy Ltd.(b)	41,500	247,421
Uex Corp.(b)	12,800	85,727
Uranium One, Inc.(b)	45,000	402,604
Ur-Energy, Inc.(b)	56,900	204,089
		14,822,453
Real Estate 7.17%
Cheung Kong Holdings Ltd.	390,500	7,221,651
Ciputra Development Tbk PT(b)	6,190,000	586,542
Great Eagle Holdings Ltd.	425,767	1,591,698
Hang Lung Properties Ltd.	205,000	928,066
Henderson Land Development Co. Ltd.	258,000	2,430,310
Hopewell Holdings	179,000	826,429
Hysan Development Co. Ltd.	744,534	2,124,539
Hyundai Development Co.(b)	21,700	2,121,201
Italian-Thai Development PLC	3,685,000	902,516

Kerry Properties Ltd.	111,000	891,855
Shun Tak Holdings Ltd.(e)	100,000	157,232
Sun Hung Kai Properties Ltd.	287,000	6,095,263
Trikona Trinity Capital PLC(b)	614,774	1,168,702
Wharf Holdings Ltd.	425,000	2,226,543
Wharf Holdings Right(b)	53,125	72,901
YNH Property BHD	619,500	505,791
		29,851,239
Real Estate Investment Trusts (REITS) 1.28%
Annaly Capital Management, Inc.	228,000	4,145,040
Hatteras Financial(b)(d)(e)	58,400	1,168,000
Regal Real Estate Investment Trust	70,405	19,232
		5,332,272
Technology & Communications 16.81%
AU Optronics Corp. - ADR	49,187	944,390
Centron Telecom International Holdings Ltd.(b)	398,000	112,294
Chartered Semiconductor Manufacturing Ltd.(b)	1,700,000	1,139,671
China Unicom Ltd.	428,000	982,533
Cisco Systems, Inc.(b)	406,300	10,998,541
Comcast Corp.(b)	189,400	3,431,928
Corning, Inc.	101,000	2,422,990
CTC Media, Inc.(b)	57,200	1,727,440
Google, Inc. - Class A(b)	4,800	3,319,104
Ingram Micro, Inc.(b)	216,200	3,900,248
Intel Corp.	471,100	12,559,526
Magal Security Systems Ltd.(b)	254,826	1,620,693
Marvell Technology Group Ltd.(b)	46,100	644,478
Microsoft Corp.	267,800	9,533,680
NET Servicos de Comunicacao S.A.	88,500	1,060,230
Oracle Corp.(b)	276,000	6,232,080
Radvision Ltd.(b)	271,400	2,998,970
Samsung Electronics Co. Ltd.	5,595	3,323,348
Sistema JSFC	32,000	1,336,000
SK Communications Co. Ltd.	18,500	642,327
Time Warner, Inc.	65,500	1,081,405
		70,011,876
Transportation 1.08%
Babcock & Brown Air Ltd.	96,200	1,751,802
Continental Airlines, Inc.(b)	38,000	845,500
Golar LNG, Ltd.	85,300	1,886,836
		4,484,138
Utilities 14.18%
Bakrie Sumatera Plantations Tbk PT	3,694,000	894,741
Byd Co. Ltd.	125,500	830,508
Cleco Corp.	17,000	472,600
Dominion Resources, Inc.	12,800	607,360
Dore Holdings Ltd.(e)	720,000	166,209
DPL, Inc.	114,500	3,394,925
Enbridge, Inc.	69,700	2,855,232
Equitable Resources, Inc.	62,000	3,303,360
Exelon Corp.	54,700	4,465,708
FirstEnergy Corp.	119,300	8,630,162
Gamuda BHD	981,200	1,430,113
Golden Agri-Resources Ltd.	690,000	1,016,221
IOI Corp. BHD	345,000	808,512
Mirant Corp.(b)	41,500	1,617,670
NRG Energy, Inc.(b)	125,100	5,421,834
PPL Corp.	29,600	1,541,864
PT Astra International Tbk	1,712,300	4,976,927
Public Service Enterprise Group Inc.	26,400	2,593,536
Reliant Energy, Inc.(b)	100,000	2,624,000
Sinopec Shanghai Petrochemical Co. Ltd.	2,312,000	1,426,209
Southern Union Company	82,400	2,419,264
The AES Corp.(b)	203,000	4,342,170
Williams Cos., Inc.	89,800	3,213,044
		59,052,169

TOTAL COMMON STOCKS (Cost $412,745,891)		475,165,429

EXCHANGE TRADED FUNDS 6.15%
iShares Dow Jones Select Dividend	70,000	4,514,300
iShares MSCI Pacific	5,600	865,256
iShares MSCI Taiwan	169,900	2,558,694
iShares S&P Latin America 40(a)	30,000	7,463,100
StreetTRACKS Gold Trust(b)	123,900	10,204,404
		25,605,754

TOTAL EXCHANGE TRADED FUNDS (Cost $19,077,500)		25,605,754

PREFERRED STOCKS 0.98%
Federal National Mortgage Association (FNMA), 7.000%(f)	22,200	1,028,832
Federal National Mortgage Association (FNMA), 8.250%	77,000	1,982,750
Freeport-McMoRan Copper & Gold, Inc., 6.750%(e)	7,000	1,056,440
		4,068,022

TOTAL PREFERRED STOCKS (Cost $3,694,000)		4,068,022

CLOSED-END FUNDS 0.36%
The Ottoman Fund(b)(e)	835,800	1,514,010

TOTAL CLOSED-END FUNDS (Cost $1,453,874)		1,514,010

Maturity Date	Coupon Rate	Principal Amount	Value
CORPORATE BONDS 2.36%
International Lease Finance Corp.
02/15/2012	5.400%	825,000	832,574
05/01/2012	5.300%	575,000	574,399
Suncor Energy, Inc.
06/15/2038(a)	6.500%	2,000,000	2,145,788
Swedish Export Credit
04/30/2012(a)	10.01%	6,200,000	6,293,000

TOTAL CORPORATE BONDS (Cost $9,638,682)			9,845,761

GOVERNMENT & AGENCY OBLIGATIONS 2.55%
U.S. Government Obligations
U.S. Treasury Bond
06/30/2012(a)	4.875%	10,000,000	10,609,380

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $10,226,156)			10,609,380

MORTGAGE BACKED SECURITY 7.46%
Fannie Mae REMICS
Series 2006-3, Class ZE, 03/25/2036(a)	6.000%	4,463,889	4,402,760
Series 2007-68, Class KZ, 07/25/2037	6.000%	1,287,972	1,272,764
Federal National Mortgage Association (FNMA)
03/29/2022(a)	6.250%	2,500,000	2,511,723
FNR
Series 2006-65, Class DP, 07/25/2036(a)	6.000%	9,290,591	8,832,314
Series 2006-83, Class HZ, 08/25/2036(a)	6.000%	5,415,356	5,500,604
Freddie Mac REMICS
Series 2007-3271, Class AS, 02/15/2037(a)(f)	8.655%	1,929,214	2,105,560
Ginnie Mae II pool
Series 2007-3939, 01/20/2037	5.000%	971,026	948,759
Series 2007-3952, 02/20/2037	5.000%	746,586	729,465
Series 2007-3964, 03/20/2037	5.000%	1,039,500	1,015,662
Series 2007-3994, 06/20/2037	5.000%	1,145,708	1,119,435

Government National Mortgage Association (GNMA)
Series 2007-37, Class SB, 03/20/2037(f)	6.003%	779,350	742,613
Series 2007-37, Class SA, 03/20/2037(f)	6.003%	1,199,117	1,185,876
Series 2007-37, Class SY, 06/16/2037(f)	6.028%	706,643	709,656

TOTAL MORTGAGE BACKED SECURITY (Cost $30,622,610)			31,077,191

STRUCTURED NOTES 8.42%
Calyon
01/29/2022(a)(e)(f)	9.300%	5,000,000	4,306,250
Federal Home Loan Bank System (FHLB)
12/20/2021(a)(f)	7.500%	15,000,000	14,868,750
Merrill Lynch & Co., Inc
01/29/2022(a)(e)(f)	9.580%	7,500,000	6,309,000
04/05/2022(a)(d)(e)(f)	7.000%	5,000,000	4,818,750
Rabobank Nederland
04/17/2022(a)(e)	7.050%	5,000,000	4,750,000

TOTAL STRUCTURED NOTES (Cost $37,311,020)			35,052,750

	Expiration Date	Exercise Price	Number of Contracts	Value
PURCHASED OPTIONS 2.00%
Purchased Call Options 1.51%
Citigroup, Inc.	January, 2008	$30.00	2,000	182,000
iShares Lehman 20+ Year Treasury Bond Fund	January, 2008	88.00	10,000	5,250,000
UBS AG	January, 2008	40.00	1,340	850,900

TOTAL PURCHASED CALL OPTIONS (Cost $7,323,380)				6,282,900

Purchased Put Options 0.49%
iShares Russell 2000 Index Fund	January, 2008	78.00	4,000	1,174,000
S&P 500 Index Option	January, 2008	1,475.00	300	879,000

TOTAL PURCHASED PUT OPTIONS (Cost $3,633,149)				2,053,000

TOTAL PURCHASED OPTIONS (Cost $10,956,529)				8,335,900

	Interest Rate	Shares	Value
SHORT TERM INVESTMENTS 9.64%
Money Market Instruments
JP Morgan Prime Money Market Fund	4.557%	4,917,969	4,917,969
Merrill Lynch U.S. Treasury Money Market Fund	3.137%	35,246,388	35,246,388

TOTAL SHORT TERM INVESTMENTS (Cost $40,164,357)			40,164,357

Total Investments - 154.02% (Cost $575,890,619)			641,438,554

Liabilities in Excess of Other Assets - (11.92%)			(49,641,682)

Liquidation Preference of Auction Market Preferred Shares, Series M28 and F7 (including dividends payable on preferred shares) - (42.10%)			(175,344,414)

NET ASSETS - 100.00%			$416,452,458

	Expiration Date	Exercise Price	Number of Contracts	Value
SCHEDULE OF OPTIONS WRITTEN
Put Options Written
iShares Russell 2000 Index Fund	January, 2008	$71.00	4,000	$(188,000)
S&P 500 Index Option	January, 2008	1,400.00	300	(234,000)

TOTAL PUT OPTIONS WRITTEN (Premiums received $1,933,842)				(422,000)

TOTAL OPTIONS WRITTEN (Premiums received $1,933,842)				$(422,000)

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares	Value
Aluminum Corp. of China Ltd.	(13,200)	$(668,448)
Amazon.com Corp.(b)	(18,100)	(1,676,784)
Archer-Daniels-Midland Co.	(26,300)	(1,221,109)
Ashland, Inc.	(7,500)	(355,725)
Bed Bath & Beyond, Inc.(b)	(46,000)	(1,351,940)
China Life Insurance Co. Ltd. - ADR	(62,600)	(4,788,900)
Cia Vale do Rio Doce	(96,500)	(3,152,655)
CNOOC Ltd.	(4,500)	(753,435)
Comerica, Inc.	(26,900)	(1,170,957)
Countrywide Financial	(28,600)	(255,684)
Cummins, Inc.	(12,500)	(1,592,125)
Dawson Geophysical Co.(b)	(2,740)	(195,800)
Financial Select Sector SPDR	(106,000)	(3,074,000)
iShares Dow Jones US Real Estate Index Fund	(46,000)	(3,031,400)
iShares FTSE/Xinhua China 25 Index Fund	(24,700)	(4,210,115)
iShares MSCI Mexico Index Fund	(28,900)	(1,619,267)
iShares Russell 2000 Index Fund	(117,000)	(8,897,850)
iShares S&P 500 Index Fund	(25,300)	(3,709,992)
Martin Marietta Materials, Inc.	(20,100)	(2,665,260)
Metavante Technologies, Inc.(b)	(270)	(6,296)
PetroChina Co. Ltd.	(3,800)	(666,786)
Toro Co.	(8,500)	(462,740)
US Bancorp	(30,600)	(971,244)
Vanguard Emerging Markets ETF	(64,000)	(6,702,720)

TOTAL SECURITIES SOLD SHORT (Proceeds $56,741,642)		$(53,201,232)

(a) Security, or portion of security, is being held as collateral for written options and/or short sales.

(b) Non-Income Producing Security

(c) Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of December 31, 2007, these securities has total of $1,034,031 or 0.25% of total net assets.

(d) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of December 31, 2007, these securities had total value of $8,160,525 or 1.96% of total net assets.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2007, these securities had a total value of $25,584,391 or 6.14% of total net assets.

(f) Floating or variable rate security - rate disclosed as of December 31, 2007. Maturity date represents the next reset date.

ADR – American Depositary Receipt

BHD – Berhad (in Malaysia; equivalent to Public Limited Company)

GDR – Global Depositary Receipt

PLC – Public Limited Company

PT – equivalent to Public Limited Company in Indonesia

REMICs – Real Estate Mortgage Investment Conduits

S.A. – Sponsored ADR

SPDR – Standard & Poor’s Depository Receipt

Tbk – Terbuka (stock symbol in Indonesia)

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of December 31, 2007

Gross appreciation (excess of value over tax cost)	$90,312,998
Gross depreciation (excess of tax cost over value)	(26,980,543)
Net unrealized appreciation	$63,332,455
Cost of investments for income tax purposes	$578,106,099

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

December 31, 2007 (unaudited)

1.  Significant Accounting and Operating Policies

Clough Global Equity Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 25, 2005.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business.  As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the closing price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional 10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of December 31, 2007 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of June 30, 2007	1,050	$284,162
Positions opened	—	—
Options closed	(820)	(209,873)
Options expired	(230)	(74,289)

Outstanding, December 31, 2007	—	$—
Market Value, December 31, 2007		$—

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of June 30, 2007	—	—
Positions opened	4,300	$1,933,842
Options closed	—	—
Options expired	—	—

Outstanding, December 31, 2007	4,300	$1,933,842
Market Value, December 31, 2007		$(422,000)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)           The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 29, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	February 29, 2008